Loans Receivable	6 Months Ended
Jun. 30, 2026
Loans Receivable [Abstract]
LOANS RECEIVABLE

NOTE 7 – LOANS RECEIVABLE

At June 30, 2026 and December 31, 2025, loans receivable consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Guangxi Beihengda Mining Co., Ltd. (1)	$-	$5,290,930
Beijing Liansheng Innovation Technology Co., Ltd (2)	294,764	285,996
Guangzhou Ruilide Information System Co., Ltd (3)	-	443,294
Xinjiang New Thai Hua Construction Engineering Co., Ltd (4)	294,764	285,996
Total loan receivable	589,528	6,306,216
Less: current portion	589,528	6,020,220
Non-current loan receivable	$-	$285,996

(1)

On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,421,453), RMB3,000,000 ($442,145) and RMB7,000,000 ($1,031,672) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan ($4,421,453) was extended to January 21, 2028. The RMB7,000,000 loan ($1,031,672) was extended to June 14, 2028. The RMB3,000,000 loan ($442,145) was repaid in August 2022 with interest of RMB120,000 ($17,686). Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.

In March 2026, the Company, Guangxi Beihengda Mining Co., Ltd. (“Guangxi Beihengda”), and Beijing Baihengda Petroleum Technology Co., Ltd (“Beijing Baihengda”) entered into an agreement that Guangxi Beihengda assumed the Company’s loan payable and the corresponding interest payable owed to Beijing Baihengda. In March 2026, Guangxi Beihengda settled the obligations by remitting to the Company the principal of $2,678,899 (RMB18,500,000) and interest of $241,101 (RMB1,665,000).

(2)	On January 17, 2024, the Company provided a loan of RMB2,000,000 ($294,764) with 1.0% per month interest to Beijing Liansheng Innovation Technology Co., Ltd for six months, maturing on July 16, 2024 for its operating activities. The maturity date of the loan was first extended in July 2024 to January 16, 2025, then extended in January 2025 to January 16, 2026, and subsequently extended in January 2026 to January 16, 2027.

(3)

On April 29, 2025, the Company provided a loan of RMB3,000,000 ($442,145) with 1.0% per month interest to Guangzhou Ruilide Information System Co., Ltd (“Ruilide”) for two months, maturing on June 28, 2025. The loan was restricted for its operating activities. Ruilide repaid RMB1,000,000 ($147,382) in June 2025, and RMB500,000 ($73,691) in July 2025. The remaining RMB1,500,000 ($221,073) loan was extended to May 31, 2026.

On August 26, 2025, the Company provided a loan of RMB1,600,000 ($235,811) with 1.0% per month interest to Ruilide, maturing on May 31, 2026. The loan was restricted for its operating activities.

On March 27 and April 2, 2026, the Company received loan repayment that totaled RMB3,100,000 ($456,883).

(4)

On August 5, 2025, the Company provided a loan of RMB2,000,000 ($294,764) with 1.0% per month interest to Xinjiang New Thai Hua Construction Engineering Co., Ltd (“New Thai Hua”) for six months, maturing on February 4, 2026.

Upon receipt of repayment of RMB2,000,000 ($294,764) from New Thai Hua on January 26, 2026, the loan was renewed with 1.0% per month interest for six months, maturing on July 27, 2026.

Upon receipt of repayment of RMB2,000,000 ($294,764) from New Thai Hua on July 28, 2026, the loan was renewed with 1.0% per month interest for six months, maturing on January 28, 2027.

Interest income for the six months ended June 30, 2026 and 2025 was $123,365 and $313,590, respectively.